Parent-only Financial Information (Selected Quarterly Financial Data) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Selected Operating Data:
Interest income	$ 22,760	$ 23,862	$ 22,719	$ 22,438	$ 21,998	$ 21,774	$ 21,682	$ 22,032	$ 21,007	$ 45,499	$ 44,436	$ 91,017	$ 86,495	$ 85,568
Interest expense	5,747	6,135	6,442	6,609	6,227	5,829	6,004	6,115	6,458	11,561	12,836	25,413	24,406	28,977
Net interest income	17,013	17,727	16,277	15,829	15,771	15,945	15,678	15,917	14,549	33,938	31,600	65,604	62,089	56,591
Provision for loan losses	544	7,472	2,000	1,750	1,367	1,958	3,398	2,798	1,930	1,159	3,117	12,589	10,084	9,038
Net interest income after provision for loan losses	16,469	10,255	14,277	14,079	14,404	13,987	12,280	13,119	12,619	32,779	28,483	53,015	52,005	47,553
Bargain purchase gain, net of tax		3,560										3,560
Other income	1,430	1,736	1,240	2,190	3,109	1,752	1,501	1,866	1,723	5,405	5,299	11,835	6,842	5,393
Other expenses	11,801	12,207	9,786	9,584	9,953	9,935	11,171	8,457	9,121	24,443	19,537	41,530	38,684	34,254
Income before income tax expense	6,098	3,344	5,731	6,685	7,560	5,804	2,610	6,528	5,221	13,741	14,245	23,320	20,163	18,692
Income tax expense	2,150	(466)	2,035	2,338	2,590	1,973	215	2,342	1,840	4,845	4,928	6,497	6,370	6,618
Net income	$ 3,948	$ 3,810	$ 3,696	$ 4,347	$ 4,970	$ 3,831	$ 2,395	$ 4,186	$ 3,381	$ 8,896	$ 9,317	$ 16,823	$ 13,793	$ 12,074
Net income per common share- basis and diluted	$ 0.10	$ 0.10	$ 0.09	$ 0.11	$ 0.12	$ 0.09	$ 0.06	$ 0.10	$ 0.08	$ 0.23	$ 0.23	$ 0.42	$ 0.33	$ 0.28